Finance and other costs (Tables)	12 Months Ended
Mar. 31, 2019
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Detailed Information about Finance and Other Costs

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Interest expense on financial liabilities at amortised cost	55,100	51,118	60,712	878
Foreign currency translation reserve reclassified from equity to profit or loss relating to subsidiaries under liquidation(2)	—	81,315	—	—
Unwinding of discount on provisions	844	837	936	13
Net foreign exchange loss on borrowings and creditors for capital expenditure	2,412	1,565	2,721	39
Other finance costs	3,112	3,968	2,792	41
Net interest on defined benefit arrangements	149	154	210	3
Capitalisation of finance costs(1)	(6,690)	(3,484)	(8,345)	(121)

	54,927	135,473	59,026	853

Notes:

(1)	Interest rate of 7.3% was used to determine the amount of general borrowing costs eligible for capitalization in respect of qualifying asset for the year ended March 31, 2019.
(2)

Three wholly owned subsidiaries of the Group, Twin Star Mauritius Holdings Limited, Twin Star Energy Holdings Limited and Sesa Sterlite Mauritius Holdings Limited are in the process of liquidation. All these entities had US dollar as their functional currency and their financial statements are translated into Indian Rupees for the purpose of consolidated financial statements. The cumulative exchange difference relating to these entities recognized in equity has now been recognised in the consolidated statements of profit or loss. These entities were dissolved on May 19, 2019, May 21, 2019 and May 21, 2019 respectively.